Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Indefinite-lived Intangible Assets $ in Thousands	Dec. 31, 2025 USD ($)
Amortization expense of intangible assets
2026	$ 55,114
2027	52,778
2028	51,098
2029	21,147
2030	$ 15,109